Insurance Contracts - Summary of New Insurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	₩ 33,487	₩ 23,871
Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	12,467,274	11,287,840
Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,435,059	1,907,425
Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	10,032,215	9,380,415
Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(15,157,309)	(13,723,057)
Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	251,886	225,100
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,471,636	2,233,988
Other than onerous contract
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	0	0
Other than onerous contract | Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	11,999,588	10,718,344
Other than onerous contract | Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,354,262	1,819,665
Other than onerous contract | Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	9,645,326	8,898,679
Other than onerous contract | Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(14,716,101)	(13,171,925)
Other than onerous contract | Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	244,877	219,593
Other than onerous contract | Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,471,636	2,233,988
Onerous contract
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	33,487	23,871
Onerous contract | Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	467,686	569,496
Onerous contract | Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	80,797	87,760
Onerous contract | Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	386,889	481,736
Onerous contract | Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(441,208)	(551,132)
Onerous contract | Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	7,009	5,507
Onerous contract | Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	₩ 0	₩ 0